Accounts Receivable and Other Receivables - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023
Receivables [Abstract]
Beginning balance	$ 1,376	$ 1,254	$ 1,209
Provision for credit losses	122	555	538
Net write-offs	501	433	493
Ending balance	$ 997	$ 1,376	$ 1,254